Segment information (Tables)	12 Months Ended
Dec. 31, 2019
Operating segments [Abstract]
Schedule of Total Revenue by Region
The following table sets forth the Company’s total revenue by region for the periods indicated. The Company categorizes its total revenue geographically based on the location to which it invoices.

	Year ended December 31,
	2017(1)	2018	2019
	(in thousands)
Asia :
Taiwan	$8,126	$16,704	$11,387
Korea	373	261	6,813
China (including Hong-Kong)	21,819	11,638	2,139
Rest of Asia	2,291	1,911	106
Total Asia	32,609	30,514	20,445
United States of America	11,282	7,042	9,221
Rest of world	4,372	2,694	1,198
Total revenue	$48,263	$40,250	$30,864
(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
Of our total revenue, 99.8% is attributable to international sales for the year ended December 31, 2019 (99.6% for 2018 and 100% for 2017).
The Company categorizes its total revenue based on technology.

	Year ended December 31,
	2017(1)	2018	2019
	(in thousands)
Broadband and Critical IoT	$27,900	$11,657	$10,431
Massive IoT	11,568	19,679	12,816
Vertical	8,795	8,914	7,617
Total revenue	$48,263	$40,250	$30,864
(1) In 2018, the Company adopted IFRS 15 using the modified retrospective application approach. Accordingly, prior period amounts have not been restated.
Additionally, the Company categorize its total revenue based on product and other revenue.

	Year ended December 31,
	2017(1)	2018	2019
	(in thousands)
Product	$37,353	$28,938	$21,947
License	2,838	2,707	2,578
Development and other services	8,072	8,605	6,339
Total revenue	$48,263	$40,250	$30,864